Financial instruments and risk management - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Abstract]
Description of exposure to risk	The key financial risks are capital and liquidity, commodity price, credit, foreign exchange and interest rate
Transfers between Level 1 and Level 2	$ 0	$ 0
Transfers between Level 2 and Level 3	$ 0	$ 0